CASH FLOW – OTHER ITEMS	12 Months Ended
Dec. 31, 2024
Cash flow statement [Abstract]
Cash Flow - Other Items	■ Cash Flow – Other Items

Operating Cash Flows - Other Items
For the years ended December 31	2024	2023
Adjustments for non-cash income statement items:
Gain on non-hedge derivatives	($13)	($1)
Stock-based compensation expense	65	66
Loss on warrant investments at FVPL	4	4
Tanzania community relations projects[1]	37	22
Twiga partnership economic benefits sharing adjustment	(22)	—
Insurance proceeds related to Pueblo Viejo	(46)	—
Change in estimate of rehabilitation costs at closed mines	15	(14)
Inventory impairment charges (note 17)	34	40
Non-cash revenue recognized on Pueblo Viejo gold and silver streaming agreement	(35)	(30)
Change in other assets and liabilities	(56)	24
Settlement of stock-based compensation	(66)	(57)
Settlement of rehabilitation obligations	(197)	(167)
Other operating activities	($280)	($113)
Cash flow arising from changes in:
Accounts receivable	($4)	($155)
Inventory	(172)	(97)
Value added taxes receivable[2,3]	(298)	(235)
Other current assets[3]	59	89
Accounts payable	48	(37)
Other current liabilities	(15)	31
Change in working capital	($382)	($404)
[1]2024 amounts relate to commitment for road construction and 2023 amounts relate to education infrastructure program, both under the Twiga partnership.
[2]Excludes $107 million (2023: $137 million) of VAT receivables that were settled against offsetting of income taxes payable and $41 million (2023: $176 million) of VAT receivables that were settled against offsetting of other duties and liabilities.
[3]2023 figures have been changed to present VAT receivables separately from other current assets.